Benefit Plans (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Obligations and Funded Status

We have recognized the aggregate of all overfunded plans in other assets and the aggregate of all underfunded plans in other liabilities.

(dollars in millions)	Pension (a)			Postretirement (b)
At or for the Years Ended December 31,	2016	2015	2014	2014

Projected benefit obligation, beginning of period	$388	$409	$323	$2
Interest cost	16	15	15	-
Actuarial loss (gain)	(6)	(24)	83	-
Benefits paid:
Plan assets	(13)	(12)	(12)	-
Curtailment	-	-	-	(2)
Projected benefit obligation, end of period	385	388	409	-

Fair value of plan assets, beginning of period	333	359	317	-
Actual return on plan assets, net of expenses	33	(15)	54	-
Company contributions	1	1	-	-
Benefits paid:
Plan assets	(13)	(12)	(12)	-
Fair value of plan assets, end of period	354	333	359	-
Funded status, end of period	$(31)	$(55)	$(50)	$-

Other liabilities recognized in the consolidated balance sheet	$(31)	$(55)	$(50)	$-

Pretax net loss recognized in accumulated other comprehensive income or loss	$(7)	$29	$(19)	$-

(a)	Includes non-qualified unfunded plans, for which the aggregate projected benefit obligation was $10 million at December 31, 2016, 2015, and 2014.

(b)	We do not currently fund postretirement benefits.

Schedule of Defined Benefit Pension Plan

Defined benefit pension plan obligations in which the projected benefit obligation (“PBO”) was in excess of the related plan assets and the accumulated benefit obligation (“ABO”) was in excess of the related plan assets were as follows:

(dollars in millions)	PBO and ABO Exceeds Fair Value of Plan Assets
December 31,	2016	2015

Projected benefit obligation	$385	$388
Accumulated benefit obligation	385	388
Fair value of plan assets	354	333

Schedule of Components of Net Periodic Benefit Cost

The following table presents the components of net periodic benefit cost recognized in income and other amounts recognized in accumulated other comprehensive income or loss with respect to the defined benefit pension plans and other postretirement benefit plans:

(dollars in millions)	Pension			Postretirement
Years Ended December 31,	2016	2015	2014	2014

Components of net periodic benefit cost:
Interest cost	$16	$15	$15	$-
Expected return on assets	(17)	(19)	(16)	-
Curtailment gain	-	-	-	(2)
Settlement gain	-	-	-	(4)
Net periodic benefit cost	(1)	(4)	(1)	(6)

Other changes in plan assets and projected benefit obligation recognized in other comprehensive income or loss:
Net actuarial loss (gain)	(22)	9	46	-
Net settlement gain	-	-	-	4
Total recognized in other comprehensive income or loss	(22)	9	46	4

Total recognized in net periodic benefit cost and other comprehensive income or loss	$(23)	$5	$45	$(2)

Summary of Weighted Average Assumptions Used to Determine Projected Benefit Obligations

The following table summarizes the weighted average assumptions used to determine the projected benefit obligations and the net periodic benefit costs:

	Pension		Postretirement
December 31,	2016	2015	2016	2015

Projected benefit obligation:
Discount rate	4.04%	4.26%	*	3.45%
Rate of compensation increase	-	-	*	*

Net periodic benefit costs:
Discount rate	4.26%	3.89%	*	3.80%
Expected long-term rate of return on plan assets	5.27%	5.27%	*	*
Rate of compensation increase (average)	-	-	*	*

*	Not applicable

Schedule of Expected Future Benefit Payments

The expected future benefit payments, net of participants’ contributions, of our defined benefit pension plans at December 31, 2016 are as follows:

(dollars in millions)	Pension

2017	$15
2018	15
2019	16
2020	16
2021	17
2022-2026	90

Schedule of Plan Assets Measured at Fair Value

The following table presents information about our plan assets measured at fair value and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

(dollars in millions)	Level 1	Level 2	Level 3	Total

December 31, 2016
Assets:
Cash and cash equivalents	$3	$-	$-	$3
Equity securities:
U.S. (a)	-	17	-	17
International (b)	-	15	-	15
Fixed income securities:
U.S. investment grade (c)	-	310	-	310
U.S. high yield (d)	-	9	-	9
Total	$3	$351	$-	$354

December 31, 2015
Assets:
Cash and cash equivalents	$3	$-	$-	$3
Equity securities:
U.S. (a)	-	16	-	16
International (b)	-	15	-	15
Fixed income securities:
U.S. investment grade (c)	-	291	-	291
U.S. high yield (d)	-	8	-	8
Total	$3	$330	$-	$333

(a)	Includes index mutual funds that primarily track several indices including Standard and Poor’s Rating Services (“S&P”) 500 and S&P 600 in addition to other actively managed accounts, comprised of investments in large cap companies.

(b)	Includes investment mutual funds in companies in emerging and developed markets.

(c)	Includes investment mutual funds in U.S. and non-U.S. government issued bonds, U.S. government agency or sponsored agency bonds, and investment grade corporate bonds.

(d)	Includes investment mutual funds in securities or debt obligations that have a rating below investment grade.